Annual Fund Operating Expenses - The Hartford Short Duration Fund	Mar. 01, 2021
Class A
Operating Expenses:
Management fees	0.38%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.20%	[1]
Total Expenses	0.83%
Fee waiver and/or expense reimbursement	0.02%	[2]
Total annual fund operating expenses	0.81%	[2]
Class C
Operating Expenses:
Management fees	0.38%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.16%	[1]
Total Expenses	1.54%
Fee waiver and/or expense reimbursement	none	[2]
Total annual fund operating expenses	1.54%	[2]
Class I
Operating Expenses:
Management fees	0.38%
Distribution and service (12b-1) fees	none
Other expenses	0.14%	[1]
Total Expenses	0.52%
Fee waiver and/or expense reimbursement	none	[2]
Total annual fund operating expenses	0.52%	[2]
Class R3
Operating Expenses:
Management fees	0.38%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.27%	[1]
Total Expenses	1.15%
Fee waiver and/or expense reimbursement	none	[2]
Total annual fund operating expenses	1.15%	[2]
Class R4
Operating Expenses:
Management fees	0.38%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.23%	[1]
Total Expenses	0.86%
Fee waiver and/or expense reimbursement	none	[2]
Total annual fund operating expenses	0.86%	[2]
Class R5
Operating Expenses:
Management fees	0.38%
Distribution and service (12b-1) fees	none
Other expenses	0.18%	[1]
Total Expenses	0.56%
Fee waiver and/or expense reimbursement	none	[2]
Total annual fund operating expenses	0.56%	[2]
Class R6
Operating Expenses:
Management fees	0.38%
Distribution and service (12b-1) fees	none
Other expenses	0.06%	[1]
Total Expenses	0.44%
Fee waiver and/or expense reimbursement	none	[2]
Total annual fund operating expenses	0.44%	[2]
Class Y
Operating Expenses:
Management fees	0.38%
Distribution and service (12b-1) fees	none
Other expenses	0.17%	[1]
Total Expenses	0.55%
Fee waiver and/or expense reimbursement	none	[2]
Total annual fund operating expenses	0.55%	[2]
Class F
Operating Expenses:
Management fees	0.38%
Distribution and service (12b-1) fees	none
Other expenses	0.06%	[1]
Total Expenses	0.44%
Fee waiver and/or expense reimbursement	none	[2]
Total annual fund operating expenses	0.44%	[2]

[1]	“Other expenses” for Class R4 have been restated to reflect the estimated transfer agency fees for the current year.
[2]	Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to waive its transfer agency fee and/or reimburse transfer agency-related expenses to the extent necessary to limit the transfer agency fee for Class A as follows: 0.12%. This contractual arrangement will remain in effect until February 28, 2022 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination.